Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Provision for loan losses from third parties	$ 6,426,307	$ 2,197,571
Provision for loan losses from related parties		$ 11,137
Ordinary shares, par value
Ordinary shares description	Unlimited shares authorized	Unlimited shares authorized
Ordinary shares, issued	22,898,864	20,000,000
Ordinary shares, outstanding	22,898,864	20,000,000
Preferred Class A [Member]
Preferred shares, par value
Preferred shares, authorized description	Unlimited shares authorized	Unlimited shares authorized
Preferred stock, shares issued	715,000
Preferred stock, shares outstanding	715,000